Other gains/(losses) - net	12 Months Ended
Dec. 31, 2024
Other Gains Losses Net [Abstract]
Other gains/(losses) – net
13.	Other gains/(losses) – net

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Government grants	408,164	212,257	183,979
Foreign exchange gains/(losses)	(877,232)	75,714	(190,800)
ADS transferring income	236,827	72,702	41,603
Input VAT super-deduction	92,230	29,454	2,299
Others	145,413	(177,169)	(289,720)

	5,402	212,958	(252,639)